Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 53,445	$ 7,643	¥ 1,504
Prepaid expenses and other current assets	1,687	241
Current assets of discontinued operations			99,113
Total current assets	55,132	7,884	100,617
Non-current assets:
Intangible assets, net	51,430	7,354
Total non-current assets	51,430	7,354
Total assets	106,562	15,238	100,617
Current liabilities:
Accrued expenses and other current liabilities	3,820	546	9,630
Current liabilities of discontinued operations			1,859,107
Total current liabilities	3,820	546	1,904,212
Total liabilities	3,820	546	1,904,212
Commitments and contingencies
Equity/(Deficit):
Treasury shares (16,224,888 Class A ordinary shares as of December 31, 2024 and 2025, at cost, respectively)	(486,706)	(69,598)	(486,706)
Additional paid-in capital	1,826,214	261,145	1,643,672
Accumulated other comprehensive income	54,850	7,843	54,266
Accumulated deficit	(1,295,645)	(185,275)	(3,014,534)
Total (deficit)/equity attributable to the shareholders of VISIONSYS AI INC.	102,742	14,692	(1,802,858)
Non-controlling interest			(737)
Total (deficit) equity	102,742	14,692	(1,803,595)
Total liabilities and deficit	106,562	15,238	100,617
Class A Ordinary Shares
Equity/(Deficit):
Ordinary shares, value	3,955	566	370
Class B Ordinary Shares
Equity/(Deficit):
Ordinary shares, value	74	11	74
Related Party
Current liabilities:
Amounts due to related parties			¥ 35,475